Borrowings - Schedule of Annual Maturities (Detail) ¥ in Thousands, $ in Thousands	Apr. 30, 2023 JPY (¥)	Apr. 30, 2023 USD ($)	Apr. 30, 2022 JPY (¥)
Maturities of Long-Term Debt [Abstract]
2024	¥ 1,013,332	$ 7,452
2025	13,332	98
2026	7,781	57
Total	¥ 1,034,445	$ 7,607	¥ 790,000